JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.8%
Aerospace & Defense — 3.5%
Boeing Co. (The) *	180	45,824
Raytheon Technologies Corp.	583	45,056

		90,880

Air Freight & Logistics — 2.0%
FedEx Corp.	187	53,002

Airlines — 2.8%
Spirit Airlines, Inc. * (a)	1,206	44,516
United Airlines Holdings, Inc. *	478	27,516

		72,032

Automobiles — 2.1%
General Motors Co. *	946	54,363

Banks — 11.1%
Bank of America Corp.	2,043	79,036
Citigroup, Inc.	1,114	81,060
People’s United Financial, Inc.	364	6,512
Wells Fargo & Co.	3,178	124,160

		290,768

Beverages — 1.1%
Coca-Cola Co. (The)	541	28,521

Biotechnology — 3.0%
AbbVie, Inc.	165	17,856
Biogen, Inc. *	49	13,680
Regeneron Pharmaceuticals, Inc. *	52	24,462
Vertex Pharmaceuticals, Inc. *	102	21,897

		77,895

Building Products — 4.2%
Carrier Global Corp.	642	27,105
Owens Corning	601	55,346
Trane Technologies plc	173	28,609

		111,060

Capital Markets — 3.5%
Franklin Resources, Inc.	369	10,928
Goldman Sachs Group, Inc. (The)	85	27,664
State Street Corp.	621	52,162

		90,754

Chemicals — 5.5%
Celanese Corp.	338	50,606
DuPont de Nemours, Inc.	276	21,329
Eastman Chemical Co.	242	26,627
FMC Corp.	422	46,666

		145,228

Communications Equipment — 1.0%
Cisco Systems, Inc.	499	25,808

Consumer Finance — 1.0%
American Express Co.	191	27,043

Containers & Packaging — 1.1%
WestRock Co.	537	27,946

Electric Utilities — 0.5%
PG&E Corp. *	1,023	11,981

Equity Real Estate Investment Trusts (REITs) — 2.1%
Host Hotels & Resorts, Inc. *	1,547	26,069
Ventas, Inc.	524	27,971

		54,040

Food & Staples Retailing — 4.0%
BJ’s Wholesale Club Holdings, Inc. *	234	10,506
US Foods Holding Corp. *	2,429	92,590

		103,096

Food Products — 2.1%
Lamb Weston Holdings, Inc.	723	56,034

Health Care Equipment & Supplies — 1.5%
Zimmer Biomet Holdings, Inc.	241	38,611

Health Care Providers & Services — 6.2%
Anthem, Inc.	64	22,937
Centene Corp. *	353	22,528
Cigna Corp.	290	70,081
CVS Health Corp.	474	35,667
McKesson Corp.	61	11,975

		163,188

Hotels, Restaurants & Leisure — 3.7%
Darden Restaurants, Inc.	185	26,227
Las Vegas Sands Corp. *	415	25,240
McDonald’s Corp.	121	27,165
Royal Caribbean Cruises Ltd. *	200	17,131

		95,763

Industrial Conglomerates — 1.3%
Honeywell International, Inc.	161	34,905

Insurance — 4.2%
American International Group, Inc.	1,142	52,749
Hartford Financial Services Group, Inc. (The)	272	18,160
Prudential Financial, Inc.	419	38,198

		109,107

Internet & Direct Marketing Retail — 0.8%
Booking Holdings, Inc. *	9	20,037

IT Services — 1.6%
Sabre Corp. * (a)	1,684	24,934
WEX, Inc. *	81	16,926

		41,860

Machinery — 1.9%
AGCO Corp.	118	16,879
Parker-Hannifin Corp.	103	32,458

		49,337

Media — 3.2%
Comcast Corp., Class A	1,524	82,458

Metals & Mining — 4.0%
Alcoa Corp. *	830	26,963
Freeport-McMoRan, Inc. *	2,360	77,699

		104,662

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multiline Retail — 0.8%
Kohl’s Corp.	345	20,583

Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp.	303	31,783
Diamondback Energy, Inc.	429	31,498
EOG Resources, Inc.	631	45,774
Phillips 66	503	41,023
Pioneer Natural Resources Co.	418	66,390

		216,468

Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	484	30,549

Professional Services — 0.5%
Leidos Holdings, Inc.	145	13,961

Road & Rail — 1.9%
Lyft, Inc., Class A*	257	16,250
Norfolk Southern Corp.	122	32,706

		48,956

Semiconductors & Semiconductor Equipment — 1.6%
ON Semiconductor Corp. *	979	40,745

Specialty Retail — 1.7%
AutoNation, Inc. *	472	44,000

Technology Hardware, Storage & Peripherals — 0.5%
Seagate Technology plc (a)	178	13,677

Textiles, Apparel & Luxury Goods — 0.4%
Tapestry, Inc. *	222	9,136

TOTAL COMMON STOCKS (Cost $1,934,531)		2,498,454

SHORT-TERM INVESTMENTS — 4.2%
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b )(c) (Cost $75,350)	75,313	75,350

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (b) (c) 29,896		29,899
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (b) (c) 4,176		4,176

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $34,075)		34,075

TOTAL SHORT-TERM INVESTMENTS (Cost $109,425)		109,425

Total Investments — 100.0% (Cost $2,043,956)		2,607,879
Liabilities in Excess of Other Assets — 0.0% (d)		(854)

Net Assets — 100.0%		2,607,025

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $32,787.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$2,607,879	$–	$–	$2,607,879

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$12,570	$1,007,410	$944,619	$(12)	$1		$75,350	75,313	$34	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	51,705	162,700	184,500	(6)	—	(c)	29,899	29,896	35	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	8,692	94,155	98,671	—	—		4,176	4,176	2	—

Total	$72,967	$1,264,265	$1,227,790	$(18)	$1		$109,425		$71	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.